Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 12: COMMITMENTS AND CONTINGENCIES
Pledged Assets
The Company pledges securities to serve as collateral for its repurchase agreements, among other purposes. At December 31, 2020, the Company had pledged available for sale mortgage-related securities and other debt securities with carrying values of $898.3 million and $379.8 million, respectively. At December 31, 2019, the Company had pledged available for sale mortgage-related securities and other debt securities with carrying values of $651.3 million and $721.0 million, respectively. In addition, the Company had $33.5 billion and $32.6 billion of loans pledged to the
FHLB-NY
to serve as collateral for its wholesale borrowings at the respective year-ends.
Loan Commitments and Letters of Credit
At December 31, 2020 and 2019, the Company had commitments to originate loans, including unused lines of credit, of $2.5 billion and $2.0 billion, respectively. The majority of the outstanding loan commitments at those dates were expected to close within 90 days. In addition, the Company had commitments to originate letters of credit totaling $375.9 million and $509.9 million at December 31, 2020 and 2019.
The following table summarizes the Company’s
off-balance
sheet commitments to originate loans and letters of credit at December 31, 2020:

(in thousands)
Mortgage Loan Commitments:
Multi-family and commercial real estate	$310,261
One-to-four family	801
Acquisition, development, and construction	100,599

Total mortgage loan commitments	$411,661
Other loan commitments	2,063,559

Total loan commitments	$2,475,220
Commercial, performance stand-by, and financial stand-by letters of credit	375,876

Total commitments	$2,851,096

Financial Guarantees
The Company provides guarantees and indemnifications to its customers to enable them to complete a variety of business transactions and to enhance their credit standings. These guarantees are recorded at their respective fair values in “Other liabilities” in the Consolidated Statements of Condition. The Company deems the fair value of the guarantees to equal the consideration received.
The following table summarizes the Company’s guarantees and indemnifications at December 31, 2020:

(in thousands)	Expires Within One Year	Expires After One Year	Total Outstanding Amount	Maximum Potential Amount of Future Payments
Financial stand-by letters of credit	$164,498	$50,724	$215,222	$354,225
Performance stand-by letters of credit	3,351	—	3,351	3,351
Commercial letters of credit	3,860	1,038	4,898	18,300

Total letters of credit	$171,709	$51,762	$223,471	$375,876

The maximum potential amount of future payments represents the notional amounts that could be funded under the guarantees and indemnifications if there were a total default by the guaranteed parties or if indemnification provisions were triggered, as applicable, without consideration of possible recoveries under recourse provisions or from collateral held or pledged.
The Company collects fees upon the issuance of commercial and stand-by
letters of credit. Fees for
stand-by
letters of credit fees are initially recorded by the Company as a liability, and are recognized as income periodically through the respective expiration dates. Fees for commercial letters of credit are collected and recognized as income at the time that they are issued and upon payment of each set of documents presented. In addition, the Company requires adequate collateral, typically in the form of cash, real property, and/or personal guarantees upon its issuance of irrevocable stand-by
letters of credit. Commercial letters of credit are primarily secured by the goods being purchased in the underlying transaction and are also personally guaranteed by the owner(s) of the applicant company.
At December 31, 2020, the Company had commitments to purchase securities totaling $19.8 million.
Legal Proceedings
The Company is involved in various legal actions arising in the ordinary course of its business. All such actions in the aggregate involve amounts that are believed by management to be immaterial to the financial condition and results of operations of the Company.